RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 84,813	R$ 64,820
Post-employment benefits	4,006	2,165
Shares based remuneration	18,473	17,820
Other long-term benefits	0	1,395
Total	R$ 107,292	R$ 86,200